UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Address of principal executive offices) (Zip code)

Mr. George A. Needham

250 Park Avenue, 10th Floor,

New York, NY 10177-1099
(Name and address of agent for service)

1-800-625-7071

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Needham Growth Fund

Retail Class | NEEGX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$178	1.70%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Growth Fund's performance was affected by a volatile market environment and individual stock selection. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

The key factor affecting the Fund's performance was stock selection. Several holdings related to data centers, semiconductor manufacturing, and infrastructure contributed positively during the year as demand remained strong in these areas. Top contributors included Vicor Corporation (VICR), Nova, Ltd. (NVMI), and Lam Research (LRCX). Top detractors included Aspen Aerogels, Inc. (ASPN), The Trade Desk, Inc. (TDD), and CarMax, Inc. (KMX).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Growth Fund Retail Class: $29,061
Russell 3000 Index: $38,012
Russell Midcap Growth Index: $32,448
S&P MidCap 400 Growth: $27,688

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	9.06	6.06	11.26
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
S&P MidCap 400® Growth	7.50	9.12	10.72

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$149,712,125
Number of Holdings	65
Portfolio Turnover	6%
Net Advisory Fee	$1,699,146

Needham Growth Fund	PAGE 1	AR-NEEGX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	AR-NEEGX-123125

Needham Growth Fund

Institutional Class | NEEIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.21%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Growth Fund's performance was affected by a volatile market environment and individual stock selection. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

The key factor affecting the Fund's performance was stock selection. Several holdings related to data centers, semiconductor manufacturing, and infrastructure contributed positively during the year as demand remained strong in these areas. Top contributors included Vicor Corporation (VICR), Nova, Ltd. (NVMI), and Lam Research (LRCX). Top detractors included Aspen Aerogels, Inc. (ASPN), The Trade Desk, Inc. (TDD), and CarMax, Inc. (KMX).

Investment Themes

The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

Needham Investment Management LLC, the Fund's adviser, believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that execute successfully over time.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Growth Fund Institutional Class: $274,049
Russell 3000 Index: $337,177
Russell Midcap Growth Index: $302,321
S&P MidCap 400 Growth: $229,322

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	9.59	6.52	11.85
Russell 3000® Index	17.15	13.15	14.45
Russell Midcap® Growth Index	8.66	6.65	13.08
S&P MidCap 400® Growth	7.50	9.12	9.66

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$149,712,125
Number of Holdings	65
Portfolio Turnover	6%
Net Advisory Fee	$1,699,146

Needham Growth Fund	PAGE 1	AR-NEEIX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Super Micro Computer, Inc.	5.4%
PDF Solutions, Inc.	5.1%
Thermo Fisher Scientific, Inc.	5.1%
Nova, Ltd.	4.3%
FormFactor, Inc.	3.6%
Vicor Corp.	3.3%
Parsons Corp.	3.3%
nVent Electric PLC	3.2%
Entegris, Inc.	3.1%
Photronics, Inc.	2.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Growth Fund	PAGE 2	AR-NEEIX-123125

Needham Aggressive Growth Fund

Retail Class | NEAGX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$185	1.63%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Aggressive Growth Fund significantly outperformed the broad-based Russell 3000 Index and the more narrowly-based Russell 2000 Growth Index. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

Despite these challenges, the Fund delivered strong absolute and relative returns.

The key factor affecting the Fund's performance was stock selection. Several holdings benefited from strong demand related to data centers, semiconductor manufacturing, and defense-related technologies. Top contributors included nLIGHT, Inc. (LASR), which benefited from strength in its Aerospace and Defense business; ThredUp, Inc. (TDUP), which saw revenue and margin growth for its resale marketplace for women's clothing; and Vicor Corporation (VICR), which reported strong results driven by data center and AI-related power solutions. Top detractors included Unisys Corp. (UIS) and Aspen Aerogels, Inc. (ASPN).

The Fund experienced meaningful inflows and several of its portfolio holdings were acquired during the year, which contributed to higher-than-normal cash balances at certain points.

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Aggressive Growth Fund Retail Class: $48,358
Russell 3000 Index: $38,012
Russell 2000 Growth Index: $24,949

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	26.51	14.69	17.07
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,225,656,704
Number of Holdings	104
Portfolio Turnover	16%
Net Advisory Fee	$9,305,074

Needham Aggressive Growth Fund	PAGE 1	AR-NEAGX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	AR-NEAGX-123125

Needham Aggressive Growth Fund

Institutional Class | NEAIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Aggressive Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.18%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Aggressive Growth Fund significantly outperformed the broad-based Russell 3000 Index and the more narrowly-based Russell 2000 Growth Index. Equity markets experienced periods of volatility during the year, particularly in the first quarter, related to trade and tariff policy. The market weakness earlier in the year was followed by periods of recovery, particularly in the second half, as the Federal Reserve began reducing interest rates.

Despite these challenges, the Fund delivered strong absolute and relative returns.

The key factor affecting the Fund's performance was stock selection. Several holdings benefited from strong demand related to data centers, semiconductor manufacturing, and defense-related technologies. Top contributors included nLIGHT, Inc. (LASR), which benefited from strength in its Aerospace and Defense business; ThredUp, Inc. (TDUP), which saw revenue and margin growth for its resale marketplace for women's clothing; and Vicor Corporation (VICR), which reported strong results driven by data center and AI-related power solutions. Top detractors included Unisys Corp. (UIS) and Aspen Aerogels, Inc. (ASPN).

The Fund experienced meaningful inflows and several of its portfolio holdings were acquired during the year, which contributed to higher-than-normal cash balances at certain points.

Investment Themes

Needham Investment Management LLC (the "Adviser") looks to invest in companies when they are investing in something new that is supported by an established business. The Fund's major investment theme remains the importance of U.S. infrastructure. The Fund invests in lesser-known "pick and shovel" providers behind engineering, manufacturing, and technology development. Portfolio companies sell into data centers, life sciences laboratories, semiconductor and other manufacturing facilities, transportation infrastructure, energy systems, and defense-related markets. The U.S. has underinvested in many of these areas, which may create long-term opportunities.

Four areas present throughout the portfolio are: Semiconductor manufacturing, data centers and artificial intelligence (AI) processing, U.S. manufacturing, and defense technology.

The Adviser believes the AI buildout remains in an early stage. The Fund's strategy is to invest in companies developing new products and services and to hold those that are successful over time.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Aggressive Growth Fund Institutional Class: $416,694
Russell 3000 Index: $337,177
Russell 2000 Growth Index: $224,127

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	27.09	15.33	17.18
Russell 3000® Index	17.15	13.15	14.45
Russell 2000® Growth Index	13.01	3.18	9.38

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$1,225,656,704
Number of Holdings	104
Portfolio Turnover	16%
Net Advisory Fee	$9,305,074

Needham Aggressive Growth Fund	PAGE 1	AR-NEAIX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

Dreyfus Treasury Securities Cash Management - Class Institutional	7.5%
nLight, Inc.	4.9%
Vicor Corp.	4.4%
Arteris, Inc.	3.5%
Vertiv Holdings Co.	3.4%
PDF Solutions, Inc.	3.4%
ThredUp, Inc.	3.2%
Oil-Dri Corp. of America	2.5%
Genius Sports Ltd.	2.4%
Lincoln Educational Services Corp.	2.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Aggressive Growth Fund	PAGE 2	AR-NEAIX-123125

Needham Small Cap Growth Fund

Retail Class | NESGX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$187	1.78%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Small Cap Growth Fund's performance was affected by market conditions and stock selection. Equity markets experienced significant volatility during the year, driven by uncertainty related to trade policy, tariffs, interest rate expectations, and the timing of capital spending decisions by corporations. Markets declined sharply early in the year following tariff announcements, but recovered in subsequent quarters as policy clarity improved, merger and acquisition activity increased, and investor interest in small-capitalization companies strengthened.

The key factor affecting the Fund's performance was stock selection. Several holdings associated with semiconductor manufacturing, communications infrastructure, and data center demand contributed positively during the year. Contributors included TTM Technologies, Inc. (TTMI), nLight (LASR), and Arteris, Inc. (AIP). Detractors included Aspen Aerogels, Inc. (ASPN), Rapid7, Inc. (RPD), and Harmonic (HLIT).

The Fund maintained relatively low cash levels for most of the year, although cash increased following market recoveries and periods of inflows. Management teams across portfolio companies continued to focus on improving cost structures, strengthening balance sheets, and positioning their businesses for future growth.

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

How Did the Fund Perform Over the Past 10 Years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of the Retail Class shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Small Cap Growth Fund Retail Class: $37,534
Russell 3000 Index: $38,012
Russell 2000 Growth Index: $24,949

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	10 Year
Retail Class	10.50	0.36	14.14
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$151,928,409
Number of Holdings	62
Portfolio Turnover	48%
Net Advisory Fee	$1,478,431

Needham Small Cap Growth Fund	PAGE 1	AR-NESGX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	AR-NESGX-123125

Needham Small Cap Growth Fund

Institutional Class | NESIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Needham Small Cap Growth Fund ("the Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.needhamfunds.com/resources-forms. You can also request this information by contacting us at 1-800-625-7071.

What Were the Fund Costs for the Last year?
(Based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.18%*
*	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
How Did the Fund Perform Over the Last year and What Affected its Performance?

Performance

For the 12-month period ended December 31, 2025, the Needham Small Cap Growth Fund's performance was affected by market conditions and stock selection. Equity markets experienced significant volatility during the year, driven by uncertainty related to trade policy, tariffs, interest rate expectations, and the timing of capital spending decisions by corporations. Markets declined sharply early in the year following tariff announcements, but recovered in subsequent quarters as policy clarity improved, merger and acquisition activity increased, and investor interest in small-capitalization companies strengthened.

The key factor affecting the Fund's performance was stock selection. Several holdings associated with semiconductor manufacturing, communications infrastructure, and data center demand contributed positively during the year. Contributors included TTM Technologies, Inc. (TTMI), nLight (LASR), and Arteris, Inc. (AIP). Detractors included Aspen Aerogels, Inc. (ASPN), Rapid7, Inc. (RPD), and Harmonic (HLIT).

The Fund maintained relatively low cash levels for most of the year, although cash increased following market recoveries and periods of inflows. Management teams across portfolio companies continued to focus on improving cost structures, strengthening balance sheets, and positioning their businesses for future growth.

Investment Themes

The Fund's major investment theme remains the importance of technology-driven infrastructure and industrial innovation. Portfolio companies sell products and services into data centers, communications infrastructure, semiconductor and advanced manufacturing facilities, defense systems, and specialty material markets. Needham Investment Management LLC, the Fund's investment adviser, believes that many of these industries continue to benefit from long-term capital spending trends and ongoing technological innovation.

How Did the Fund Perform Since Inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Institutional Class shares of the Fund since its inception. The graph assumes a $100,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.

Cumulative Performance
Needham Small Cap Growth Fund Institutional Class: $301,093
Russell 3000 Index: $337,177
Russell 2000 Growth Index: $224,127

Annual Average Total Return %
(as of December 31, 2025)
	1 Year	5 Year	Since Inception (12/30/2016)
Institutional Class	11.16	0.92	13.02
Russell 3000® Index	17.15	13.15	14.45
Russell 2000® Growth Index	13.01	3.18	9.38

*

The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.

Key Fund Statistics (as of December 31, 2025)
Net Assets	$151,928,409
Number of Holdings	62
Portfolio Turnover	48%
Net Advisory Fee	$1,478,431

Needham Small Cap Growth Fund	PAGE 1	AR-NESIX-123125

Annual Shareholder Report | December 31, 2025

What Sectors Did the Fund Invest In? (as of December 31, 2025) (as a percentage of net assets)

Top Ten Issuers (as a percentage of net assets)

ADTRAN Holdings, Inc.	6.8%
Arteris, Inc.	6.6%
Dreyfus Treasury Securities Cash Management - Class Institutional	4.6%
Vishay Intertechnology, Inc.	4.4%
PDF Solutions, Inc.	4.3%
Rogers Corp.	3.6%
Harmonic, Inc.	3.5%
TTM Technologies, Inc.	3.0%
Badger Meter, Inc.	2.9%
Veeco Instruments, Inc.	2.8%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.needhamfunds.com/resources-forms

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Needham Funds, Inc. documents not be householded, please contact Needham Funds, Inc. at 1-800-625-7071, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Needham Funds, Inc. or your financial intermediary.

Needham Small Cap Growth Fund	PAGE 2	AR-NESIX-123125

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of Directors has determined that there is at least one audit committee financial expert serving on its audit committee. Terence S. Greene is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were not applicable. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$125,840	$125,840
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$23,370	$23,370
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by RSM US LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

( i ) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	“Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

NEEDHAM GROWTH FUND
NEEDHAM AGGRESSIVE GROWTH FUND
NEEDHAM SMALL CAP GROWTH FUND

Core Financial Statements
December 31, 2025

Needham Growth Fund

Schedule of Investments

As of December 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	10,000	$3,400,700
Lockheed Martin Corp.	1,000	483,670
RTX Corp.	2,600	476,840
		4,361,210
Biotechnology - 0.4%
Gilead Sciences, Inc.	5,000	613,700

Capital Markets - 0.0% (a)
Wealthfront Corp. (b)	879	11,946

Chemicals - 1.4%
Aspen Aerogels, Inc. (b)	424,075	1,200,132
DuPont de Nemours, Inc.	17,500	703,500
Solstice Advanced Materials, Inc. (b)	4,000	194,320
		2,097,952
Commercial Services & Supplies - 2.6%
Clean Harbors, Inc. (b)	12,750	2,989,620
Waste Management, Inc.	3,750	823,912
		3,813,532
Communications Equipment - 0.5%
ADTRAN Holdings, Inc. (b)	50,000	434,500
KVH Industries, Inc. (b)	50,000	348,500
		783,000
Construction & Engineering - 0.8%
Centuri Holdings, Inc. (b)	47,500	1,199,375

Construction Materials - 0.5%
CRH PLC	5,700	711,360

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (b)	11,500	1,166,100

Electrical Equipment - 10.7%
Generac Holdings, Inc. (b)	2,500	340,925
Hammond Power Solutions, Inc. (Canada)	18,000	2,091,465
nVent Electric PLC	47,000	4,792,590
Vertiv Holdings Co. - Class A	24,500	3,969,245
Vicor Corp. (b)	44,650	4,893,640
		16,087,865
Electronic Equipment, Instruments & Components - 8.2%
Coherent Corp. (b)	22,500	4,152,825
Corning, Inc.	42,000	3,677,520
TTM Technologies, Inc. (b)	30,250	2,087,250
Vishay Intertechnology, Inc.	165,000	2,390,850
		12,308,445
Energy Equipment & Services - 0.1%
SLB Ltd. (Curacao)	2,500	95,950

Entertainment - 0.1%
Atlanta Braves Holdings, Inc. - Class C (b)	5,000	197,250

Health Care Equipment & Supplies - 3.4%
Becton Dickinson & Co.	16,750	$3,250,673
Medtronic PLC (Ireland)	19,500	1,873,170
		5,123,843
Health Care Providers & Services - 1.6%
Labcorp Holdings, Inc.	6,250	1,568,000
Quest Diagnostics, Inc.	4,500	780,885
		2,348,885
Hotels, Restaurants & Leisure - 0.4%
Vail Resorts, Inc.	5,000	664,000

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	2,500	487,725

Insurance - 2.2%
Markel Group, Inc. (b)	1,550	3,331,958

Interactive Media & Services - 0.8%
Alphabet, Inc. - Class A	4,000	1,252,000

IT Services - 1.9%
Akamai Technologies, Inc. (b)	25,000	2,181,250
Unisys Corp. (b)	221,700	611,892
		2,793,142
Life Sciences Tools & Services - 6.2%
Bruker Corp.	33,350	1,571,118
Thermo Fisher Scientific, Inc.	13,250	7,677,713
		9,248,831
Media - 1.5%
Comcast Corp. - Class A	31,500	941,535
The Trade Desk, Inc. - Class A (b)	34,000	1,290,640
		2,232,175
Oil, Gas & Consumable Fuels - 0.4%
Chevron Corp.	4,250	647,742

Professional Services - 3.8%
Jacobs Solutions, Inc.	5,500	728,530
Parsons Corp. (b)	79,000	4,882,200
		5,610,730
Real Estate Management & Development - 0.8%
CoStar Group, Inc. (b)	18,500	1,243,940

Semiconductors & Semiconductor Equipment - 36.5% (c)
Analog Devices, Inc.	10,000	2,712,000
Applied Materials, Inc.	8,250	2,120,167
ASML Holding NV (Netherlands)	2,500	2,674,650
Entegris, Inc.	55,000	4,633,750
FormFactor, Inc. (b)(e)	97,500	5,438,550
Lam Research Corp.	25,000	4,279,500
Marvell Technology, Inc.	30,250	2,570,645
MKS, Inc.	22,250	3,555,550
Nova, Ltd. (Israel) (b)	19,500	6,403,605
PDF Solutions, Inc. (b)	270,000	7,703,100

See accompanying Notes to Financial Statements.

NEEDHAM GROWTH FUND

Schedule of Investments

As of December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - (Continued)
Photronics, Inc. (b)	137,500	$4,400,000
Qnity Electronics, Inc.	17,500	1,428,875
SiTime Corp. (b)	6,500	2,295,735
Teradyne, Inc.	10,000	1,935,600
Veeco Instruments, Inc. (b)	85,000	2,429,300
		54,581,027
Software - 0.5%
Crowdstrike Holdings, Inc. - Class A (b)	1,500	703,140

Specialty Retail - 1.6%
CarMax, Inc. (b)	62,000	2,395,680

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	4,750	1,291,335
Hewlett Packard Enterprise Co.	74,000	1,777,480
Super Micro Computer, Inc. (b)(e)	275,000	8,049,250
		11,118,065
TOTAL COMMON STOCKS (Cost $56,420,984)		147,230,568
SHORT-TERM INVESTMENTS - 1.8%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.64% (d)	2,624,031	$2,624,031
TOTAL SHORT-TERM INVESTMENTS (Cost $2,624,031)		2,624,031

TOTAL INVESTMENTS - 100.1% (Cost $59,045,015)		149,854,599
Liabilities in Excess of Other Assets - (0.1)%		(144,071)
TOTAL NET ASSETS - 100.0%		$149,710,528

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

(c)

To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2025 is $1,196,220.

Allocation of Portfolio Holdings by Country as of December 31, 2025

	(% of Investments)
United States	$136,715,759	91.2%
Israel	6,403,605	4.3
Netherlands	2,674,650	1.8
Canada	2,091,465	1.4
Ireland	1,873,170	1.2
Curacao	95,950	0.1
	$149,854,599	100.0%

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Schedule of Investments

As of December 31, 2025

	Shares	Value
COMMON STOCKS - 91.8%
Aerospace & Defense - 4.7%
Astronics Corp. (a)	272,500	$14,780,400
BWX Technologies, Inc.	36,000	6,222,240
DroneShield Ltd. (Australia) (a)	1,230,000	2,528,196
Electro Optic Systems Holdings Ltd. (Australia) (a)	3,055,000	19,245,892
Firefly Aerospace, Inc. (a)	60,000	1,342,200
Huntington Ingalls Industries, Inc.	40,500	13,772,835
		57,891,763
Building Products - 0.5%
Alpha Pro Tech, Ltd. (a)(b)	642,500	2,852,700
Modine Manufacturing Co. (a)	25,000	3,337,750
		6,190,450
Chemicals - 2.7%
Aspen Aerogels, Inc. (a)	2,700,000	7,641,000
Core Molding Technologies, Inc. (a)	205,000	4,110,250
Ecovyst, Inc. (a)	1,020,000	9,924,600
Northern Technologies International Corp. (b)	713,257	5,584,802
Solstice Advanced Materials, Inc. (a)	130,000	6,315,400
		33,576,052
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	41,500	9,730,920

Communications Equipment - 0.8%
ADTRAN Holdings, Inc. (a)	210,000	1,824,900
Comtech Telecommunications Corp. (a)	1,019,500	5,393,155
KVH Industries, Inc. (a)	300,000	2,091,000
		9,309,055
Construction & Engineering - 4.4%
Centuri Holdings, Inc. (a)	622,500	15,718,125
Everus Construction Group, Inc. (a)	114,000	9,753,840
Legence Corp. - Class A (a)	67,500	2,905,200
Matrix Service Co. (a)(b)	1,435,000	16,789,500
MYR Group, Inc. (a)	38,600	8,434,100
		53,600,765
Construction Materials - 1.0%
CRH PLC	35,000	4,368,000
Smith-Midland Corp. (a)	225,000	8,176,500
		12,544,500
Consumer Finance - 0.2%
Figure Technology Solutions, Inc. - Class A (a)	59,245	2,419,566

Distributors - 0.1%
Educational Development Corp. (a)(b)	800,000	1,056,000

Diversified Consumer Services - 4.9%
Bright Horizons Family Solutions, Inc. (a)	117,500	11,914,500
Lincoln Educational Services Corp. (a)	1,125,000	27,168,750
Universal Technical Institute, Inc. (a)	807,500	21,099,975
		60,183,225
Electrical Equipment - 13.0%
Generac Holdings, Inc. (a)	17,500	$2,386,475
Hammond Power Solutions, Inc. (Canada)	226,000	26,259,502
nVent Electric PLC	107,500	10,961,775
Thermon Group Holdings, Inc. (a)	620,000	23,039,200
Vertiv Holdings Co. - Class A	260,750	42,244,108
Vicor Corp. (a)	491,250	53,841,000
		158,732,060
Electronic Equipment, Instruments & Components - 12.6%
908 Devices, Inc. (a)	500,000	2,625,000
Arlo Technologies, Inc. (a)	1,475,000	20,635,250
Blackline Safety Corp. (Canada) (a)	1,575,200	7,402,309
Cognex Corp.	108,000	3,885,840
Elsight Ltd. (Australia) (a)	1,850,000	3,802,571
Evolv Technologies Holdings, Inc. (a)	550,000	3,938,000
Luna Innovations, Inc. (a)	1,000,000	1,150,000
Next Vision Stabilized Systems Ltd. (Israel)	62,500	4,119,499
nLight, Inc. (a)	1,595,000	59,828,450
Vishay Intertechnology, Inc.	1,700,000	24,633,000
Vishay Precision Group, Inc. (a)	582,500	22,426,250
		154,446,169
Energy Equipment & Services - 3.1%
Energy Services of America Corp.	585,440	4,783,045
Select Water Solutions, Inc.	775,000	8,153,000
TETRA Technologies, Inc. (a)	2,375,000	22,253,750
WaterBridge Infrastructure LLC - Class A (a)	110,000	2,201,100
		37,390,895
Entertainment - 0.2%
Atlanta Braves Holdings, Inc. - Class C (a)	70,000	2,761,500

Food Products - 1.8%
Vital Farms, Inc. (a)	685,000	21,878,900

Gas Utilities - 0.8%
MDU Resources Group, Inc.	497,000	9,701,440

Health Care Equipment & Supplies - 0.5%
LeMaitre Vascular, Inc.	40,000	3,244,000
Precision Optics Corp, Inc. (a)(b)	720,000	3,013,200
		6,257,200
Health Care Providers & Services - 0.4%
Hinge Health, Inc. - Class A (a)	22,500	1,045,125
Labcorp Holdings, Inc.	12,300	3,085,824
Quest Diagnostics, Inc.	3,000	520,590
		4,651,539
Hotels, Restaurants & Leisure - 2.6%
Genius Sports Ltd. (Guernsey) (a)	2,630,700	28,990,314
Life Time Group Holdings, Inc. (a)	115,000	3,056,700
		32,047,014
Household Products - 2.5%
Oil-Dri Corp. of America (b)	635,000	31,076,900

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

As of December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 0.8%
Markel Group, Inc. (a)	4,675	$10,049,614

Interactive Media & Services - 0.0% (c)
Illumin Holdings, Inc. (Canada) (a)	150,000	113,657

IT Services - 2.5%
Akamai Technologies, Inc. (a)(e)	122,500	10,688,125
Research Solutions, Inc. (a)(b)	3,145,000	9,246,300
Unisys Corp. (a)(b)	4,070,600	11,234,856
		31,169,281
Life Sciences Tools & Services - 1.0%
Bruker Corp.	255,000	12,013,050
CryoPort, Inc. (a)	29,500	283,200
		12,296,250
Machinery - 3.1%
CECO Environmental Corp. (a)	298,500	17,865,225
Gorman-Rupp Co.	260,000	12,415,000
Somero Enterprises, Inc.	718,000	2,129,214
Tennant Co.	67,500	4,974,750
Westinghouse Air Brake Technologies Corp.	2,750	586,987
		37,971,176
Media - 0.1%
The Trade Desk, Inc. - Class A (a)	17,000	645,320

Professional Services - 5.0%
Asure Software, Inc. (a)(b)	2,570,000	24,209,400
CRA International, Inc.	98,756	19,819,835
Jacobs Solutions, Inc.	52,500	6,954,150
Parsons Corp. (a)	172,500	10,660,500
		61,643,885
Semiconductors & Semiconductor Equipment - 10.7%
ASML Holding NV (Netherlands)	3,000	3,209,580
Camtek Ltd. (Israel) (a)	60,500	6,433,872
Entegris, Inc.	52,400	4,414,700
FormFactor, Inc. (a)	322,000	17,961,160
MKS, Inc.	48,250	7,710,350
Nova, Ltd. (Israel) (a)	62,250	20,442,278
PDF Solutions, Inc. (a)	1,465,000	41,796,450
Photronics, Inc. (a)	287,500	9,200,000
SiTime Corp. (a)	9,000	3,178,710
Teradyne, Inc.	20,000	3,871,200
Veeco Instruments, Inc. (a)	465,000	13,289,700
		131,508,000
Software - 4.9%
Aptitude Software Group PLC (United Kingdom)	30,000	118,889
Arteris, Inc. (a)(b)	2,761,500	42,803,250
Bentley Systems, Inc. - Class B	100,000	3,816,500
Box, Inc. - Class A (a)	190,000	5,682,900
Circle Internet Group, Inc. (a)	5,412	429,172
Computer Modelling Group Ltd. (Canada)	600,000	2,281,884
Thinkific Labs, Inc. (Canada) (a)(b)	3,450,000	4,876,325
		60,008,920
Specialty Retail - 3.4%
CarMax, Inc. (a)	67,500	$2,608,200
ThredUp, Inc. - Class A (a)(b)	6,075,000	38,819,250
		41,427,450
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	13,700	3,724,482
Super Micro Computer, Inc. (a)(e)	810,000	23,708,700
		27,433,182
Textiles, Apparel & Luxury Goods - 0.2%
Carter’s, Inc.	67,500	2,189,025

Trading Companies & Distributors - 0.3%
Transcat, Inc. (a)	59,500	3,375,435

TOTAL COMMON STOCKS (Cost $784,063,054)		1,125,277,108

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%
Specialized REITs - 0.7%
Equinix, Inc.	10,750	8,236,220

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,912,936)		8,236,220

SHORT-TERM INVESTMENTS - 7.5%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.64% (d)	91,894,444	91,894,444

TOTAL SHORT-TERM INVESTMENTS (Cost $91,894,444)		91,894,444

TOTAL INVESTMENTS - 100.0% (Cost $882,870,434)		1,225,407,772
Other Assets in Excess of Liabilities - 0.0% (c)		248,932
TOTAL NET ASSETS - 100.0%		$1,225,656,704

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2025 is $962,550.

See accompanying Notes to Financial Statements.

NEEDHAM Aggressive GROWTH FUND

Schedule of Investments

As of December 31, 2025 (Continued)

Allocation of Portfolio Holdings by Country as of December 31, 2025

	(% of Investments)
United States	$1,095,583,004	89.4%
Canada	40,933,677	3.3
Israel	30,995,649	2.5
Guernsey	28,990,314	2.4
Australia	25,576,659	2.1
Netherlands	3,209,580	0.3
United Kingdom	118,889	0.0 (a)
	$1,225,407,772	100.0%

(a)	Represents less than 0.05% of net assets.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

As of December 31, 2025

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.5%
Mercury Systems, Inc. (a)	10,000	$730,100

Automobile Components - 0.5%
Mobileye Global, Inc. - Class A (Israel) (a)	80,000	835,200

Capital Markets - 0.0% (b)
Wealthfront Corp. (a)	892	12,122

Chemicals - 2.3%
Aspen Aerogels, Inc. (a)	945,425	2,675,553
Solstice Advanced Materials, Inc. (a)	16,000	777,280
		3,452,833
Communications Equipment - 11.2%
ADTRAN Holdings, Inc. (a)	1,187,500	10,319,375
Comtech Telecommunications Corp. (a)	52,250	276,403
Extreme Networks, Inc. (a)	45,000	749,250
Harmonic, Inc. (a)	545,000	5,390,050
KVH Industries, Inc. (a)	40,000	278,800
		17,013,878
Construction & Engineering - 2.4%
Centuri Holdings, Inc. (a)	100,000	2,525,000
Everus Construction Group, Inc. (a)	12,500	1,069,500
		3,594,500
Consumer Finance - 0.1%
Figure Technology Solutions, Inc. - Class A (a)	2,429	99,200

Diversified Consumer Services - 1.8%
Matthews International Corp. - Class A	106,000	2,768,720

Electrical Equipment - 1.3%
Generac Holdings, Inc. (a)	14,500	1,977,365

Electronic Equipment, Instruments & Components - 20.7%
908 Devices, Inc. (a)	100,000	525,000
Arlo Technologies, Inc. (a)	65,000	909,350
Badger Meter, Inc.	25,000	4,360,250
Cognex Corp.	65,000	2,338,700
nLight, Inc. (a)(e)	100,000	3,751,000
Rogers Corp. (a)	60,000	5,494,200
TTM Technologies, Inc. (a)	65,000	4,485,000
Vishay Intertechnology, Inc.	460,000	6,665,400
Vishay Precision Group, Inc. (a)	75,000	2,887,500
		31,416,400
Gas Utilities - 0.6%
MDU Resources Group, Inc.	45,000	878,400

Hotels, Restaurants & Leisure - 3.1%
Genius Sports Ltd. (Guernsey) (a)	59,300	653,486
Vail Resorts, Inc.	30,000	3,984,000
		4,637,486
IT Services - 1.9%
Akamai Technologies, Inc. (a)	9,000	$785,250
Commerce.com, Inc. (a)	282,500	1,163,900
Unisys Corp. (a)	366,900	1,012,644
		2,961,794
Life Sciences Tools & Services - 4.0%
Bruker Corp.	59,550	2,805,401
CryoPort, Inc. (a)	310,000	2,976,000
Standard BioTools, Inc. (a)	175,000	224,000
		6,005,401
Machinery - 1.7%
Chart Industries, Inc. (a)	12,500	2,577,875

Professional Services - 1.1%
Parsons Corp. (a)	27,500	1,699,500

Real Estate Management & Development - 1.0%
CoStar Group, Inc. (a)	22,000	1,479,280

Semiconductors & Semiconductor Equipment - 28.9% (c)
Allegro MicroSystems, Inc. (a)	40,000	1,055,200
Axcelis Technologies, Inc. (a)	20,000	1,606,800
Camtek Ltd. (Israel) (a)	15,000	1,595,175
CEVA, Inc. (a)	160,000	3,443,200
Cohu, Inc. (a)	145,000	3,374,150
Entegris, Inc.	9,000	758,250
FormFactor, Inc. (a)	55,000	3,067,900
Ichor Holdings Ltd. (a)	158,000	2,911,940
Marvell Technology, Inc.	18,000	1,529,640
MaxLinear, Inc. (a)	140,000	2,440,200
MKS, Inc.	20,000	3,196,000
PDF Solutions, Inc. (a)	230,000	6,561,900
Penguin Solutions, Inc. (a)	102,500	2,004,900
Photronics, Inc. (a)	115,000	3,680,000
Power Integrations, Inc.	25,400	902,716
Ultra Clean Holdings, Inc. (a)	60,000	1,519,800
Veeco Instruments, Inc. (a)	150,000	4,287,000
		43,934,771
Software - 9.1%
Arteris, Inc. (a)	650,000	10,075,000
Bentley Systems, Inc. - Class B	40,000	1,526,600
Cleanspark, Inc. (a)	40,000	404,800
Netskope, Inc. - Class A (a)	30,000	526,200
Rapid7, Inc. (a)	90,000	1,368,000
		13,900,600
Technology Hardware, Storage & Peripherals - 0.9%
Pure Storage, Inc. - Class A (a)	5,000	335,050
Super Micro Computer, Inc. (a)	37,500	1,097,625
		1,432,675
Trading Companies & Distributors - 2.4%
Transcat, Inc. (a)	64,870	3,680,075

TOTAL COMMON STOCKS (Cost $136,444,163)		145,088,175

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Schedule of Investments

As of December 31, 2025 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.64% (d)	6,994,368	$6,994,368

TOTAL SHORT-TERM INVESTMENTS (Cost $6,994,368)		6,994,368

TOTAL INVESTMENTS - 100.1% (Cost $143,438,531)		152,082,543
Liabilities in Excess of Other Assets - (0.1)%		(154,134)
TOTAL NET ASSETS - 100.0%		$151,928,409

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

(e)	Security position is either entirely or partially held in a segregated account. The aggregated total market value as of December 31, 2025 is $1,875,500.

Allocation of Portfolio Holdings by Country as of December 31, 2025

	(% of Investments)
United States	$148,998,682	98.0%
Israel	2,430,375	1.6
Guernsey	653,486	0.4
	$152,082,543	100.0%

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS
Statements of Assets and Liabilities

As of December 31, 2025

	Needham Aggressive Growth Fund	Needham Growth Fund	Needham Small Cap Growth Fund
ASSETS:
Investments in unaffiliated securities, at value	$1,033,845,289	$149,854,599	$152,082,543
Investments in affiliated securities, at value	191,562,483	—	—
Receivable for fund shares sold	2,838,229	126,895	94,182
Dividends receivable	340,320	57,960	100,365
Receivable for investments sold	68,073	128,593	—
Prepaid expenses and other assets	125,773	34,395	35,466
Total assets	1,228,780,167	150,202,442	152,312,556

LIABILITIES:
Payable for capital shares redeemed	1,165,911	244,294	29,294
Payable to Adviser	1,013,815	150,643	144,356
Payable for investments purchased	415,776	—	128,221
Payable for fund administration and accounting fees	180,230	34,818	33,572
Payable for audit and tax fees	102,560	21,698	20,143
Payable for distribution and shareholder servicing fees	58,108	14,735	3,063
Payable for expenses and other liabilities	187,063	25,726	25,498
Total liabilities	3,123,463	491,914	384,147

NET ASSETS	$1,225,656,704	$149,710,528	$151,928,409

NET ASSETS CONSISTS OF:
Capital stock ($0.001, 0.001 and 0.001 per share)	20,437	2,355	7,025
Additional paid-in capital	882,865,436	52,078,131	187,958,450
Total distributable earnings/(accumulated losses)	342,770,831	97,630,042	(36,037,066)
Total net assets	$1,225,656,704	$149,710,528	$151,928,409

Institutional Class
Net assets	$958,124,808	$80,645,233	$125,611,907
Capital shares issued and outstanding (100,000,000, 100,000,000 and 800,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	15,762,803	1,236,621	5,734,099
Net asset value per share	$60.78	$65.21	$21.91

Retail Class
Net assets	$267,531,896	$69,065,295	$26,316,502
Capital shares issued and outstanding (100,000,000, 800,000,000 and 100,000,000 shares authorized, 0.001, 0.001 and 0.001 par value)	4,674,510	1,119,478	1,289,679
Net asset value per share	$57.23	$61.69	$20.41

COST:
Investments in unaffiliated securities, at cost	$736,021,435	$59,045,015	$143,438,531
Investments in affiliated securities, at cost	146,848,999	—	—

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS
Statements of Operations

For the Year Ended December 31, 2025

	Needham Aggressive Growth Fund	Needham Growth Fund	Needham Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$3,973,754	$1,029,538	$815,197
Dividend income from affiliated securities	435,055	—	—
Less: dividend withholding taxes	(31,947)	(6,139)	—
Total investment income	4,376,862	1,023,399	815,197

EXPENSES:
Investment advisory fee	11,270,134	1,950,588	1,793,834
Fund administration and accounting fees	682,316	146,156	138,296
Distribution expenses - Retail Class	551,870	177,761	68,510
Transfer agent fees	397,272	55,383	61,516
Legal fees	146,505	28,028	22,287
Federal and state registration fees	108,296	49,785	47,762
Audit and tax fees	98,646	19,636	18,041
Reports to shareholders	80,889	10,434	—
Custodian fees	67,488	23,164	10,692
Trustees’ fees	39,651	6,629	5,078
Compliance fees	27,947	5,211	4,606
Other expenses and fees	125,119	15,905	2,584
Total expenses	13,596,133	2,488,680	2,173,206
Fees Waived by Investment Adviser	(1,965,060)	(249,845)	(341,532)
Fees Recouped by Investment Adviser	—	—	26,129
Net expenses	11,631,073	2,238,835	1,857,803
NET INVESTMENT LOSS	(7,254,211)	(1,215,436)	(1,042,606)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	29,903,577	19,219,849	13,833,586
Investments in affiliated securities	1,250,082	—	—
Securities sold short	(45,291)	(9,103)	—
Foreign currency translation	(30,082)	(461)	—
Net realized gain (loss)	31,078,286	19,210,285	13,833,586
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	174,233,304	(6,980,817)	1,074,453
Investments in affiliated securities	13,216,159	—	—
Foreign currency translation	(67)	—	—
Net change in unrealized appreciation (depreciation)	187,449,396	(6,980,817)	1,074,453
Net realized and unrealized gain (loss)	218,527,682	12,229,468	14,908,039
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,273,471	$11,014,032	$13,865,433

See accompanying Notes to Financial Statements.

NEEDHAM AGGRESSIVE GROWTH FUND
Statements of Changes in Net Assets

	Needham Aggressive Growth Fund
	Year ended December 31, 2025	Year ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(7,254,211)	$(1,853,873)
Net realized gain (loss)	31,078,286	4,257,930
Net change in unrealized appreciation (depreciation)	187,449,396	59,761,585
Net increase (decrease) in net assets from operations	211,273,471	62,165,642

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(17,950,428)	—
From earnings - Retail Class	(5,557,483)	—
Total distributions to shareholders	(23,507,911)	—

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	432,413,122	489,466,586
Shares issued from reinvestment of distributions - Institutional Class	17,524,261	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	5,993,868	25,957,076
Shares redeemed - Institutional Class	(245,148,497)	(207,126,662)
Shares sold - Retail Class	74,287,639	172,242,460
Shares issued from reinvestment of distributions - Retail Class	4,906,272	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(5,993,868)	(25,957,076)
Shares redeemed - Retail Class	(64,670,925)	(96,253,196)
Net increase (decrease) in net assets from capital transactions	219,311,872	358,329,188

NET INCREASE (DECREASE) IN NET ASSETS	407,077,432	420,494,830

NET ASSETS:
Beginning of the year	818,579,272	398,084,442
End of the year	$1,225,656,704	$818,579,272

SHARES TRANSACTIONS
Shares sold - Institutional Class	7,789,225	10,131,680
Shares issued from reinvestment of distributions - Institutional Class	304,505	—
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	105,670	555,043
Shares redeemed - Institutional Class	(4,820,956)	(4,284,073)
Shares sold - Retail Class	1,421,370	3,727,419
Shares issued from reinvestment of distributions - Retail Class	90,488	—
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(105,670)	(555,043)
Shares redeemed - Retail Class	(1,351,672)	(2,105,163)
Total increase (decrease) in shares outstanding	3,432,960	7,469,863

See accompanying Notes to Financial Statements.

NEEDHAM GROWTH FUND
Statements of Changes in Net Assets

	Needham Growth Fund
	Year ended December 31, 2025	Year ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,215,436)	$(969,401)
Net realized gain (loss)	19,210,285	12,458,313
Net change in unrealized appreciation (depreciation)	(6,980,817)	6,851,757
Net increase (decrease) in net assets from operations	11,014,032	18,340,669

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(5,508,141)	(4,362,839)
From earnings - Retail Class	(5,163,387)	(3,304,564)
Total distributions to shareholders	(10,671,528)	(7,667,403)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	14,273,138	64,326,647
Shares issued from reinvestment of distributions - Institutional Class	5,267,446	4,232,756
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	671,289	1,705,915
Shares redeemed - Institutional Class	(50,011,719)	(37,077,492)
Shares sold - Retail Class	5,996,805	28,528,217
Shares issued from reinvestment of distributions - Retail Class	4,798,660	3,076,761
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(671,289)	(1,705,915)
Shares redeemed - Retail Class	(23,004,468)	(29,095,871)
Net increase (decrease) in net assets from capital transactions	(42,680,138)	33,991,018

NET INCREASE (DECREASE) IN NET ASSETS	(42,337,634)	44,664,284

NET ASSETS:
Beginning of the year	192,048,162	147,383,878
End of the year	$149,710,528	$192,048,162

SHARES TRANSACTIONS
Shares sold - Institutional Class	226,265	906,468
Shares issued from reinvestment of distributions - Institutional Class	84,077	64,850
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	11,495	26,678
Shares redeemed - Institutional Class	(811,420)	(540,334)
Shares sold - Retail Class	105,951	413,283
Shares issued from reinvestment of distributions - Retail Class	80,922	49,355
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(11,495)	(26,678)
Shares redeemed - Retail Class	(394,474)	(439,689)
Total increase (decrease) in shares outstanding	(708,679)	453,933

See accompanying Notes to Financial Statements.

NEEDHAM SMALL CAP GROWTH FUND
Statements of Changes in Net Assets

	Needham Small Cap Growth Fund
	Year ended December 31, 2025	Year ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(1,042,606)	$(1,203,030)
Net realized gain (loss)	13,833,586	19,114,815
Net change in unrealized appreciation (depreciation)	1,074,453	2,407,628
Net increase (decrease) in net assets from operations	13,865,433	20,319,413

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	21,238,387	25,774,278
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	4,497	304,879
Shares redeemed - Institutional Class	(35,079,008)	(34,894,965)
Shares sold - Retail Class	2,017,137	4,354,571
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(4,497)	(304,879)
Shares redeemed - Retail Class	(12,437,519)	(19,526,731)
Net increase (decrease) in net assets from capital transactions	(24,261,003)	(24,292,847)

NET INCREASE (DECREASE) IN NET ASSETS	(10,395,570)	(3,973,434)

NET ASSETS:
Beginning of the year	162,323,979	166,297,413
End of the year	$151,928,409	$162,323,979

SHARES TRANSACTIONS
Shares sold - Institutional Class	1,100,260	1,416,812
Shares Issued/(Redeemed) in Exchange for Retail Class Shares	224	17,261
Shares redeemed - Institutional Class	(1,846,896)	(1,903,573)
Shares sold - Retail Class	105,293	246,575
Shares Issued/(Redeemed) in Exchange for Institutional Class Shares	(224)	(17,261)
Shares redeemed - Retail Class	(690,229)	(1,138,091)
Total increase (decrease) in shares outstanding	(1,331,572)	(1,378,277)

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Institutional Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$48.84	$42.52	$30.73	$42.11	$32.49

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.37)	(0.06)	0.08	(0.23)	(0.36)
Net realized and unrealized gain (loss) on investments (b)	13.53	6.38	11.71	(11.15)	12.86
Total from investment operations	13.16	6.32	11.79	(11.38)	12.50

LESS DISTRIBUTIONS FROM:
Net realized gains	(1.22)	—	—	—	(2.88)
Total distributions	(1.22)	—	—	—	(2.88)

Net asset value, end of year	$60.78	$48.84	$42.52	$30.73	$42.11

TOTAL RETURN	27.09%	14.86%	38.37%	(27.02)%	38.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$958,125	$604,877	$254,313	$79,891	$76,778
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.45%	1.46%	1.52%	1.55%	1.53%
After expense reimbursement/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.12)%	0.21%	(0.71)%	(0.95)%
Portfolio turnover rate	16%	7%	7%	11%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

Needham Aggressive Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Retail Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$46.26	$40.47	$29.40	$40.56	$31.58

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.58)	(0.27)	(0.17)	(0.43)	(0.59)
Net realized and unrealized gain (loss) on investments (b)	12.77	6.06	11.24	(10.73)	12.45
Total from investment operations	12.19	5.79	11.07	(11.16)	11.86

LESS DISTRIBUTIONS FROM:
Net realized gains	(1.22)	—	—	—	(2.88)
Total distributions	(1.22)	—	—	—	(2.88)

Net asset value, end of year	$57.23	$46.26	$40.47	$29.40	$40.56

TOTAL RETURN	26.51%	14.31%	37.65%	(27.53)%	37.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$267,532	$213,702	$143,772	$55,027	$63,599
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.70%	1.65%	1.78%	1.82%	1.82%
After expense reimbursement/recoupment	1.63%	1.67%	1.79%	1.85%	1.86%
Ratio of net investment income (loss) to average net assets	(1.15)%	(0.58)%	(0.47)%	(1.38)%	(1.62)%
Portfolio turnover rate	16%	7%	7%	11%	12%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Institutional Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$63.94	$57.63	$45.27	$69.06	$57.36

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.34)	(0.18)	(0.36)	(0.47)	(0.68)
Net realized and unrealized gain (loss) on investments (b)	6.28	8.88	12.72	(22.54)	17.01
Total from investment operations	5.94	8.70	12.36	(23.01)	16.33

LESS DISTRIBUTIONS FROM:
Net realized gains	(4.67)	(2.39)	—	(0.78)	(4.63)
Total distributions	(4.67)	(2.39)	—	(0.78)	(4.63)
Net asset value, end of year	$65.21	$63.94	$57.63	$45.27	$69.06

TOTAL RETURN	9.59%	15.01%	27.30%	(33.34)%	28.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$80,645	$110,366	$73,107	$58,441	$115,543
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.47%	1.45%	1.50%	1.58%	1.50%
After expense reimbursement/recoupment	1.21%	1.26%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.26)%	(0.69)%	(0.90)%	(1.02)%
Portfolio turnover rate	6%	14%	9%	14%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

Needham Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Retail Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$61.02	$55.34	$43.63	$66.90	$55.89

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.61)	(0.47)	(0.53)	(0.67)	(0.89)
Net realized and unrealized gain (loss) on investments (b)	5.95	8.54	12.24	(21.82)	16.53
Total from investment operations	5.34	8.07	11.71	(22.49)	15.64

LESS DISTRIBUTIONS FROM:
Net realized gains	(4.67)	(2.39)	—	(0.78)	(4.63)
Total distributions	(4.67)	(2.39)	—	(0.78)	(4.63)

Net asset value, end of year	$61.69	$61.02	$55.34	$43.63	$66.90

TOTAL RETURN	9.06%	14.51%	26.85%	(33.66)%	27.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$69,065	$81,683	$74,277	$62,117	$101,366
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.74%	1.69%	1.78%	1.85%	1.78%
After expense reimbursement/recoupment	1.70%	1.69%	1.78%	1.85%	1.78%
Ratio of net investment income (loss) to average net assets	(1.04)%	(0.70)%	(1.07)%	(1.34)%	(1.40)%
Portfolio turnover rate	6%	14%	9%	14%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Institutional Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$19.71	$17.37	$16.40	$24.32	$26.64

INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.12)	(0.11)	0.03	(0.14)	(0.31)
Net realized and unrealized gain (loss) on investments (b)	2.32	2.45	0.94	(7.14)	3.81
Total from investment operations	2.20	2.34	0.97	(7.28)	3.50

Net realized gains	—	—	—	(0.64)	(5.82)
Total distributions	—	—	—	(0.64)	(5.82)

Net asset value, end of year	$21.91	$19.71	$17.37	$16.40	$24.32

TOTAL RETURN	11.16%	13.47%	5.85%	(29.82)%	11.74%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$125,612	$127,703	$120,715	$137,578	$173,855
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.46%	1.50%	1.57%	1.62%	1.54%
After expense reimbursement/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	(0.61)%	(0.59)%	0.16%	(0.76)%	(1.04)%
Portfolio turnover rate	48%	62%	126%	109%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

Needham Small Cap Growth Fund

Financial Highlights

(For a share outstanding throughout each year)

	Retail Class
	Year ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$18.47	$16.38	$15.50	$23.19	$25.80

INVESTMENT OPERATIONS:
Net investment loss(a)	(0.22)	(0.21)	(0.07)	(0.26)	(0.48)
Net realized and unrealized gain (loss) on investments (b)	2.16	2.30	0.95	(6.79)	3.69
Total from investment operations	1.94	2.09	0.88	(7.05)	3.21

Net realized gains	—	—	—	(0.64)	(5.82)
Total distributions	—	—	—	(0.64)	(5.82)

Net asset value, end of year	$20.41	$18.47	$16.38	$15.50	$23.19

TOTAL RETURN	10.50%	12.76%	5.68%	(30.33)%	10.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,317	$34,621	$45,583	$59,054	$112,830
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.75%	1.79%	1.84%	1.86%	1.83%
After expense reimbursement/recoupment	1.78%	1.78%	1.80%	1.85%	1.85%
Ratio of net investment income (loss) to average net assets	(1.22)%	(1.20)%	(0.48)%	(1.47)%	(1.72)%
Portfolio turnover rate	48%	62%	126%	109%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

See accompanying Notes to Financial Statements.

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025

1.	ORGANIZATION

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are “diversified” for purposes of the 1940 Act. Each Portfolio’s investment objective is to seek long-term, tax-efficient capital appreciation. Please refer to the most recently filed Prospectus and Statement of Additional Information for a detailed description of each Portfolio’s investment strategy. The Company was organized as a Maryland corporation on October 12, 1995. NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class of each Portfolio commenced operations on December 30, 2016.

Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	CLASS SPECIFIC EXPENSES

Class level expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Portfolio. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Portfolio expenses are allocated by class based on relative net assets. Distribution Fees incurred in connection with the Company’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 are expensed at 0.25% of average daily net assets of the Retail Class shares, and the specific amounts are detailed in Note 5.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last reported sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Company’s Valuation Designee in accordance with Fair Value Procedures. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) established by the Valuation Designee. The Company’s Board of Directors (the “Board”) has designated the Portfolios’ investment adviser as the Company’s Valuation Designee.

When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. The Portfolios value their investments in money market funds based on their daily net asset values.

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (sold short) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized/unrealized gains (losses) arising from changes in the exchange rates are included with the net realized/unrealized gain (loss) from affiliated and unaffiliated securities, securities sold short and foreign currency translations. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the year ended December 31, 2025.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Actual results could differ from those estimates.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of December 31, 2025, the Portfolios did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2025, open Federal and New York tax years include the tax years ended December 31, 2022 through December 31, 2025. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of December 31, 2025, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

Needham Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$147,230,568	$—	$—	$147,230,568
Short-Term Investments	2,624,031	—	—	2,624,031
Total	$149,854,599	$—	$—	$149,854,599

Needham Aggressive Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$1,133,513,328	$—	$—	$1,133,513,328
Short-Term Investments	91,894,444	—	—	91,894,444
Total	$1,225,407,772	$—	$—	$1,225,407,772

Needham Small Cap Growth Fund(2)

	Level 1	Level 2	Level 3	Total
Assets (1)
Common Stocks	$145,088,175	$—	$—	$145,088,175
Short-Term Investments	6,994,368	—	—	6,994,368
Total	$152,082,543	$—	$—	$152,082,543

(1)	Please refer to the Schedule of Investments to view segregation by industry.

(2)	During the year ended December 31, 2025, Needham Growth Fund, Needham Aggressive Growth Fund, and Needham Small Cap Growth Fund did not hold Level 2 or Level 3 investments.

Segment reporting: In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

Needham Investment Management L.L.C. (“the Advisor”) acts as the Company’s chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Company has a single operating segment based on the fact that the CODM monitors the operating results of the Company as a whole and that the Company’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Company’s portfolio managers as a team.

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

The financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Corporation’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

4.	INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

The Company has engaged Needham Investment Management L.L.C. (the “Adviser”) to manage its investments pursuant to an Investment Advisory Agreement. The Company pays the Adviser an investment advisory fee at the annual rate of 1.25% of the respective average daily net assets of each Portfolio.

The Adviser has entered into an agreement with the Company (the “Expense Limitation Agreement”) whereby the Adviser has contractually agreed to waive its investment advisory fee for, and to reimburse expenses of, the Institutional Class and Retail Class shares of each Portfolio in an amount that limits annual operating expenses to not more than 1.21% and 1.95% for NGF, 1.18% and 1.85% for NAGF, and 1.18% and 1.85% for NSCGF, of the average daily net assets of the Portfolio’s Institutional Class and Retail Class, respectively (excluding taxes, interest, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary items, but including the investment advisory fee stated in the Investment Advisory Agreement). The Expense Limitation Agreement is effective for the period from April 29, 2025 through April 29, 2026. The Expense Limitation Agreement shall continue in effect from year to year thereafter only upon mutual agreement of the Company and the Adviser. Similar agreements were in effect for periods prior to April 29, 2025.

For the periods presented in these financial statements, whenever the reimbursement of expenses and/or the waiver of management fees resulted in different classes of a Portfolio paying different management or custodial fees (or other expenses related to the management of the Portfolio’s assets), the Adviser has waived and/or reimburse such management or custodial fees (or other expenses related to the management of the Portfolio’s assets) to the extent necessary to eliminate such difference.

Any reimbursements or fee waivers made by the Adviser in respect of a Portfolio are subject to recoupment by the Adviser, to the extent that the Portfolio is able to make the repayment within the expense limitation established in the Expense Limitation Agreement. Under the Expense Limitation Agreement, the Adviser has a right to receive from each Portfolio class reimbursement for fee waivers and/or expense reimbursements made pursuant to the Agreement for a period of up to 36 months from the time of any waiver or reimbursement. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the period indicated:

	2028	2027	2026	Total
NGF (Retail Class)	$—	$—	$—	$—
NGF (Institutional Class)	221,404	224,261	63,757	509,422
NAGF (Retail Class)	—	—	—	—
NAGF (Institutional Class)	1,810,535	1,461,717	467,988	3,740,240
NSCGF (Retail Class)	5,331	9,127	28,675	43,133
NSCGF (Institutional Class)	322,348	396,272	455,161	1,173,781

The Company and U.S. Bancorp Fund Services, LLC (the “Administrator”) are parties to a Fund Administration Servicing Agreement. The Administrator provides administrative and fund accounting services pursuant to this agreement and, in consideration of these services, receives a fee computed daily and paid monthly at an annual rate based on a percentage of the value of each Portfolio’s assets. The Administrator is also compensated for any out of pocket expenses that are reasonably incurred in carrying out its duties under this agreement. The Administrator also provides transfer agent services pursuant to a Transfer Agent Servicing Agreement for additional fees.

Certain officers of the Company are also officers of the Adviser and/or Needham & Company, LLC (the “Distributor”), an affiliate of the Adviser. Such officers receive no fees from the Company for serving as officers of the Company. Each of the two Directors who is not an “interested person” (as defined in the 1940 Act) of the Company (each, an “Independent Director”) receives a quarterly retainer of $3,750 and a per-meeting fee of $1,000. Each Independent Director is also a member of the Audit Committee of the Board and

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

receives a fee of $1,000 per meeting attended. An affiliate of the Adviser provides an employee to serve as Chief Compliance Officer for the Company and to provide certain related services. The affiliate pays the Chief Compliance Officer’s compensation for acting as such and the Company reimburses the affiliate for the Company’s allocated portion of the expense.

5.	DISTRIBUTION PLAN AND BROKERAGE COMMISSIONS

The Company has adopted an Amended and Restated Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay compensation to the Distributor or any other distributor or financial institution with which the Company has an agreement with respect to the Retail Class of each Portfolio, with the amount of such compensation not to exceed an annual rate of 0.25% of the daily average net assets of each Portfolio’s Retail Class shares. During the year ended December 31, 2025, NGF, NAGF, and NSCGF Retail Class shares incurred $177,761, $551,870 and $68,510, respectively, pursuant to the Plan.

During the year ended December 31, 2025, NGF, NAGF and NSCGF incurred and paid brokerage commissions to the Distributor in the amount of $19,929, $220,529 and $58,751, respectively.

6.	TEMPORARY BORROWINGS

Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the year ended December 31, 2025.

7.	SHORT SALE TRANSACTIONS

During the year ended December 31, 2025, NGF sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount as “Deposit with Broker for Securities Sold Short” and a corresponding liability, which is marked-to- market to reflect current value. The broker for the Portfolios’ short sale transactions requires maintenance by each Portfolio of a minimum amount of collateral at all times, regardless of whether any short sales are outstanding. To the extent necessary to meet the broker’s collateral requirements for open short positions, additional securities will be segregated above the minimum to cover the short positions. At December 31, 2025, the market value of securities separately segregated to cover short positions was $1,196,220, $962,550 and $1,875,500 for NGF, NAGF and NSCGF, respectively.

NGF, NAGF and NSCGF did not hold any securities sold short as of December 31, 2025.

8.	INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of the cost of purchases and proceeds from sales of investment securities and securities sold short, excluding short-term securities, during the period ended December 31, 2025:

	Purchases	Sales
NGF
Long Transactions	$10,013,431	$67,131,833
Short Sale Transactions	52,687	61,789
NAGF
Long Transactions	264,154,262	86,745,274
Short Sale Transactions	263,424	308,715
NSCGF
Long Transactions	65,984,424	94,311,557
Short Sale Transactions	—	—

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

9.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

10.	INDEMNIFICATION

Under the Company’s organizational documents, the Company’s Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	TRANSACTIONS WITH AFFILIATES

NAGF owned 5% or more of the voting securities of the following companies during the year ended December 31, 2025. As a result, each of these companies is deemed to be an “affiliated person” (as defined in the 1940 Act) of NAGF (and the other Portfolios). Transactions during the year in affiliated companies were as follows:

Security Name	Value at January 1, 2025	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income(1)	Value at December 31, 2025	Share Balance December 31, 2025
Adams Resources & Energy, Inc.*	$7,172,500	$—	$(7,220,000)	$(1,116,404)	$1,163,904	$—	$—	—
Alpha Pro Tech, Ltd.	3,240,125	145,975	—	(533,400)	—	—	2,852,700	642,500
Arteris, Inc.	23,793,650	4,467,118	(93,464)	14,582,708	53,238	—	42,803,250	2,761,500
Asure Software, Inc.	23,477,950	630,177	—	101,273	—	—	24,209,400	2,570,000
Comtech Telecommunications Corp.*	5,934,800	—	(1,495,145)	2,147,634	(1,194,134)	—	5,393,155	1,432,000
Educational Development Corp.	1,328,250	—	(6,636)	(225,918)	(39,696)	—	1,056,000	800,000
FARO Technologies, Inc.*	24,472,400	438,632	(42,857,205)	(7,096,561)	25,042,734	—	—	780,000
Logility Supply Chain Solutions, Inc.*	20,989,952	—	(27,196,924)	(692,376)	6,899,348	(149,352)	—	—
Matrix Service Co.	16,997,400	193,541	—	(401,441)	—	—	16,789,500	1,435,000
Northern Technologies International Corp.	7,088,995	1,531,078	(72,200)	(2,866,587)	(96,484)	53,990	5,584,802	713,257
Oil-Dri Corp of America	24,539,200	4,097,026	—	2,440,674	—	381,065	31,076,900	635,000
Precision Optics Corp, Inc.	2,060,550	1,203,203	—	(250,553)	—	—	3,013,200	720,000
Research Solutions, Inc.	11,952,000	889,803	—	(3,595,503)	—	—	9,246,300	3,145,000
Thinkific Labs, Inc.	4,160,145	2,136,540	—	(1,420,360)	—	—	4,876,325	3,450,000
ThredUp, Inc.	8,850,825	3,204,656	(5,358,688)	28,885,937	3,236,520	—	38,819,250	6,075,000
Unisys Corp.	28,326,750	456,145	(1,812,122)	(13,832,420)	(1,903,497)	—	11,234,856	4,070,600
	$214,385,492	$19,393,894	$(86,112,384)	$16,126,703	$33,161,933	$285,703	$196,955,638

*	This security was no longer affiliated as of December 31, 2025.

(1)	The Logility dividend was considered a return of capital.

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

12.	FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses and distributions paid in connection with redemptions. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio. For the year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
NGF	$(2,407,430)	$2,407,430
NAGF	(347,450)	347,450
NSCGF	1,042,606	(1,042,606)

The tax character distributions paid during 2025 and 2024 were as follows:

	2025	2024
NGF
Ordinary income	—	—
Long-term capital gains	10,671,528	7,667,403
Return of capital	—	—
NAGF
Ordinary income	—	—
Long-term capital gains	23,507,911	—
Return of capital	—	—
NSCGF
Ordinary income	—	—
Long-term capital gains	—	—
Return of capital	—	—

As of December 31, 2025, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NGF	$59,104,421	$93,073,562	$(2,323,384)	$90,750,178
NAGF	882,914,318	414,304,868	(71,811,414)	342,493,454
NSCGF	143,600,175	27,169,781	(18,687,413)	8,482,368

NEEDHAM FUNDS

Notes to Financial Statements

December 31, 2025 (Continued)

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment for wash sale losses and as it relates to NAGF Passive Foreign Investment Company income. As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	NGF	NAGF	NSCGF
Undistributed ordinary income	$—	$277,444	$—
Undistributed long-term capital gains	6,880,114	—	—
Other accumulated appreciation (depreciation)	(250)	(67)	(44,519,434)
Unrealized appreciation (depreciation)	90,750,178	342,493,454	8,482,368
Total accumulated earnings (loss)	$97,630,042	$342,770,831	$(36,037,066)

As of December 31, 2025, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
NGF	$—	$—	Indefinite
NAGF	$—	$—	Indefinite
NSCGF	$(7,607,383)	$(36,912,051)	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2025, NGF, NAGF, and NSCGF had $250, $—, and $— of losses to defer, respectively.

13.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

NEEDHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of The Needham Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each a “Portfolio” of The Needham Funds, Inc. (collectively, the Portfolios), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to Portfolios in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for The Needham Funds, Inc. since 2021.

Boston, Massachusetts
February 26, 2026

NEEDHAM FUNDS

Supplemental Information

December 31, 2025

Federal Income Tax Information

For the fiscal year ended December 31, 2025, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income reported as qualified dividend income was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

The percentage of taxable ordinary income distributions that are designed as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

NGF	0.00%
NAGF	0.00%
NSCGF	0.00%

Privacy Policy

It is the policy of the Company to keep personally identifiable financial information about you as an individual (“nonpublic personal information”) confidential, and use or disclose it only as necessary to provide services to you or the Company or as otherwise required or permitted by law. We may collect the following nonpublic personal information about you:

●

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

●

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, other financial information and information about how you vote your shares.

We disclose nonpublic personal information about current and former shareholders to companies that provide necessary services to the Company. These companies include the transfer agent, distributor, administrator and investment adviser as well as other affiliates of the Company. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information and restrict access to this information to those persons who need it to provide services to you or the Company or who are otherwise permitted by law to receive it. In the event that you hold any shares of our funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information is shared with nonaffiliated third parties. If you have any questions concerning the Company’s Privacy Policy, please call 1-800-860-3865.

Disclosure of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Portfolios, this would be for the fiscal quarters ending March 31 and September 30. Each Portfolio’s Form N-PORT reports are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

NEEDHAM FUNDS

Supplemental Information

December 31, 2025 (Continued)

Voting Proxies on Company Portfolio Securities

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 800-625-7071 or on the SEC’s website at http://www.sec.gov.

Household Delivery of Shareholder Documents

To reduce expenses, the Company may mail only one copy of the Portfolios’ prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-800-625-7071 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

Index Disclaimer

The Portfolios have been developed solely by the Adviser. The Portfolios are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index and the Russell 3000® Index (together, the “Indexes”) vest in the relevant LSE Group company which owns the Index. “Russell®” is a trade mark of the relevant LSE Group company and is used by any other LSE Group company under license. The Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Indexes or (b) investment in or operation of the Portfolios. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Portfolios or the suitability of the Indexes for the purpose to which it is being put by the Adviser.

The source of the data for each of the Indexes is the LSE Group.© LSE Group 2021. All rights in the Indexes or data vest in the relevant LSE Group company which owns the Index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the Indexes or data and no party may rely on any Indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Board Consideration and Approval of Investment Advisory Agreement

On October 22, 2025, at a meeting called for the purpose of voting on such approval, the Board, including all of the Independent Directors, approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Company and the Adviser with respect to NGF, NAGF and NSCGF. The Independent Directors were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Advisory Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. Prior to voting, the Independent Directors received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement. The Board did not identify any one factor as dispositive, and each Director may have attributed different weights to the factors considered.

The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the Portfolios. The Board also considered research support available to, and portfolio management capabilities of, the portfolio management personnel (specifically with respect to investments in securities sold short); and that the Adviser also provides oversight of day-to-day fund operations and assistance in meeting legal and regulatory requirements. The Board also noted that on a regular basis it received and reviewed information from the Adviser regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Portfolios borne by the Adviser and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk). The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Board received and considered performance information for each Portfolio, as well as for a group of peer funds with similar investment objectives and policies and the Portfolio’s unmanaged indices, for various periods ended September 30, 2025. The Board considered the Portfolios’ performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that: (i) NGF’s total return performance for Retail shares and Institutional

NEEDHAM FUNDS

Supplemental Information

December 31, 2025 (Continued)

shares was above the peer group average performance for the one-, three-, five- and ten-year (Institutional shares only) periods and since inception, and was above the Russell 2000 Index and S&P MidCap 400 Index for the one-, five- and ten-year periods and since inception, and below each Index for the three-year period (the Retail shares performance was slightly below the performance of the S&P MidCap 400 Index for the ten-year period); (ii) NAGF’s total return performance for Retail shares and Institutional shares was above the peer group average performance for all periods, and was above the Russell 2000 Index and S&P 500 Index for all periods; and (iii) NSCGF’s total return performance for Retail shares and Institutional shares was below the peer group average performance for the one- and three-year periods and was above the peer group average performance for the five- and ten-year periods and since inception (Institutional shares only), and was below the Russell 2000 Index and S&P 500 Index for the one- and three-year periods and was above the Russell 2000 Index for the five- and ten-year periods and since inception and was above the S&P 500 Index for the five-year period (the Retail shares performance was slightly below the performance of the S&P 500 Index for the five-year period) and since inception.

The Board discussed with representatives of the Adviser the reasons for NSCGF’s underperformance versus the during the recent periods under review and noted that the portfolio manager was experienced with a good long term performance record.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Advisory Agreement were sufficient for renewal of the Agreement.

The Board also reviewed and considered the contractual investment advisory fee payable by each Portfolio and information comparing the investment advisory fee and the each Portfolio’s total actual expenses with those of peer funds.

In addition to reviewing each Portfolio’s performance and the profitability analysis of the Adviser, the Directors considered possible economies of scale, but did not believe material economies of scale to be present in light of the Portfolios’ asset size. The Board also reviewed information regarding fees charged by the Adviser to private investment funds with fee structures that include performance fees. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Adviser in managing the Portfolios and in managing other types of accounts. Taking all of the above into consideration, as well as the factors identified below, the Board determined that the advisory fee charged each Portfolio was reasonable in light of the nature, extent and quality of the services provided to the Portfolio under the Advisory Agreement.

The Board received and considered an analysis of the profitability of the Adviser and its affiliates in providing services to the Portfolios. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The profitability of the Adviser and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Portfolios.

The Board discussed information concerning whether the Adviser realizes economies of scale with respect to the management of the Portfolios as the Portfolios’ assets grow and whether fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the Portfolios had been adequately considered by the Adviser in connection with the fee rate charged pursuant to the Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with shareholders, the Board would seek to have those economies of scale shared with the Portfolio’s shareholders.

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the Portfolios’ investments. In light of the costs of providing investment management and other services to the Portfolios and the ongoing commitment of the Adviser to the Portfolios, the Board considered that the ancillary benefits that the Adviser and its affiliates received were reasonable.

The Independent Directors confirmed that they had received adequate information to make a reasonable determination with respect to the approval of the Advisory Agreement. After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Advisory Agreement was in the best interests of the Portfolios and their shareholders and approved the continuation of the Advisory Agreement for another year.

NEEDHAM FUNDS

Supplemental Information

December 31, 2025 (Continued)

Statement Regarding Liquidity Risk Management Program

The Company has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Portfolio’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Portfolio does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Portfolio would have invested more than 15% of its net assets in illiquid investments; and (5) if the Portfolios reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Portfolios will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). As Program Administrator, the Adviser delegates the day-to-day activities required by the LRMP to a Liquidity Committee comprised of various Company officers and others within the Adviser (the “Liquidity Committee”), and the Liquidity Committee seeks assistance from and works together with Fund Services in effectuating the requirements of the LRMP as necessary.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in October 2025 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the Liquidity Committee, has assessed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. The Program Administrator and the Liquidity Committee initially determined that each Portfolio primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Portfolio needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Portfolio has breached its limit on illiquid investments.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 16. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on March 11, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	3/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	3/6/26

By (Signature and Title)*	/s/ James W. Giangrasso
James W. Giangrasso, Treasurer and Secretary (Principal Financial Officer)

Date	3/6/26

* Print the name and title of each signing officer under his or her signature.